Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

A.          Basis of Preparation

The accompanying interim unaudited condensed consolidated financial statements included herein have been prepared by the Company in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements due to the permitted exclusion of certain disclosures for interim reporting. In management’s opinion, the interim financial data presented includes all adjustments necessary for a fair presentation. All intercompany accounts and transactions have been eliminated. Operating results for the six months ended June 30, 2022, are not necessarily indicative of the results that may be expected for any future period or for the year ending December 31, 2022.

These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2021.

B.          Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the fair value of assets acquired and liabilities assumed in business combinations, goodwill and purchased intangible assets valuation and impairment, useful lives of intangible assets, the fair value of contingent consideration, value of warrants to redeemable convertible preferred shares, warrants to ordinary shares and share based compensation including the determination of the fair value of the Company’s ordinary shares. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

C.          Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2, Summary of Significant Accounting Policies, in the Company’s Annual Report for the year ended December 31, 2021.

D.          Foreign currencies

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“dollar” or “$”), thus; the dollar is the functional currency of the Company. In addition, the functional currency of the Company’s major foreign subsidiaries is generally U.S. dollar. For entities which their functional currency is their respective local currency, assets and liabilities are translated into U.S. Dollars at exchange rates in effect at each period end. Amounts classified in shareholders’ equity are translated at historical exchange rates. Revenues and expenses are translated at the average exchange rates during the period. The resulting translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

E.          Leases

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-02, “Leases (Topic 842),” which requires lessees to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use assets, and to recognize on the statements of operations the expenses in a manner similar to prior practice. The Company adopted Topic 842 using the modified retrospective method as of January 1, 2022 and elected the transition option that allows the Company not to restate the comparative periods in the financial statements in the year of adoption.

The Company determines if an arrangement is a lease at inception. The Company currently does not have any finance leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. Operating lease ROU assets include any prepaid lease payments. Certain lease agreements include rental payments adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and are not subsequently adjusted. For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Company’s lease terms may include options to extend or terminate the lease. These options are reflected in the ROU asset and lease liability when it is reasonably certain that the Company will exercise the option. Operating lease expense is recognized on a straight-line basis over the lease term.